Document And Entity Information	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	Erasca, Inc.
Entity Central Index Key	0001761918
Entity Emerging Growth Company	true
Entity File Number	001-40602
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1217027
Entity Address, Address Line One	10835 ROAD TO THE CURE
Entity Address, Address Line Two	SUITE 140
Entity Address, City or Town	SAN DIEGO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	465-6511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ERAS
Security Exchange Name	NASDAQ